Analysis of cash flows - Proceeds from borrowings (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of cash flows [Abstract]
Increase in drawings on bank loans	£ 247.2	£ 0.0